Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2023
Net Trading And Other Income [Abstract]
Summary of Net Trading and Other Income

			Group
	2023	2022	2021
	£m	£m	£m
Net (losses)/gains on financial instruments designated at fair value through profit or loss(1)	(57)	62	(24)
Net (losses) on financial instruments mandatorily at fair value through profit or loss(2)	(11)	(75)	(2)
Hedge ineffectiveness	19	29	13
Net profit on sale of financial assets at fair value through other comprehensive income	—	—	6
Income from operating lease assets	117	129	136
Other	67	56	135
	135	201	264
(1)Net gains/(losses) on financial instruments designated at fair value through profit or loss include losses of £24m on deposits (2022: £35m gains, 2021 £18m losses), losses of £32m on debt securities (2022:
£31m gains, 2021: £nil).
(2)Net gains/(losses) on financial instruments mandatorily at fair value through profit or loss include gains of £5m on debt securities (2022: £13m gains, 2021: £10m losses).

			Group
	2023	2022	2021
	£m	£m	£m
Exchange rate differences in the consolidated income statement on items not at fair value through profit and loss	1,288	(2,163)	242
These are principally offset by related releases from the cash flow hedge reserve	(1,248)	2,129	(358)